Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Total revenue	$ 1,053,741	$ 897,056
Total cruise operating expenses	(694,057)	(593,661)
Other operating expenses
Selling and administration	(272,214)	(243,862)
Depreciation and amortization	(75,409)	(68,800)
Total other operating expenses	(347,623)	(312,662)
Operating (loss) income	12,061	(9,267)
River
Disclosure of operating segments [line items]
Total revenue	249,479	214,083
Total cruise operating expenses	(230,416)	(198,209)
Other operating expenses
Selling and administration	(127,801)	(111,009)
Depreciation and amortization	(25,602)	(25,151)
Total other operating expenses	(153,403)	(136,160)
Operating (loss) income	(134,340)	(120,286)
Ocean
Disclosure of operating segments [line items]
Total revenue	663,582	558,978
Total cruise operating expenses	(374,642)	(316,548)
Other operating expenses
Selling and administration	(99,662)	(94,502)
Depreciation and amortization	(38,740)	(33,925)
Total other operating expenses	(138,402)	(128,427)
Operating (loss) income	150,538	114,003
Other
Disclosure of operating segments [line items]
Total revenue	140,680	123,995
Total cruise operating expenses	(88,999)	(78,904)
Other operating expenses
Selling and administration	(44,751)	(38,351)
Depreciation and amortization	(11,067)	(9,724)
Total other operating expenses	(55,818)	(48,075)
Operating (loss) income	$ (4,137)	$ (2,984)